Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	May 22, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Less: Current maturities	$ 5.7		$ 8.8
Long-term debt, net of current maturities, debt discount and deferred financing fees	548.5		693.3
Term Loan Facility, 4.75%, Due 2020 [Member]
Debt Instrument [Line Items]
Term Loan Facility			$ 702.1
Amended and Restated Term Loan Facility, 4.42%, Due 2024 [Member]
Debt Instrument [Line Items]
Term Loan Facility	$ 554.2	$ 565.0